Investment securities and fair value disclosure (Details 2) - CNY (¥) ¥ in Millions	Mar. 31, 2015	Mar. 31, 2014
Assets
Interest rate swaps		¥ 138
Convertible bond accounted for under the fair value option	¥ 3,719	1,044
Recurring basis
Assets
Short-term investments	14,148	10,587
Restricted cash	2,297	4,921
Interest rate swaps		138
Convertible bond accounted for under the fair value option	3,719	1,044
Assets	33,330	18,882
Liabilities
Contingent consideration in relation to investments and acquisitions	1,278	326
Recurring basis | Level 1
Assets
Short-term investments	14,148	10,587
Restricted cash	2,297	4,921
Assets	28,994	17,566
Recurring basis | Level 2
Assets
Interest rate swaps		138
Assets	617	272
Recurring basis | Level 3
Assets
Convertible bond accounted for under the fair value option	3,719	1,044
Assets	3,719	1,044
Liabilities
Contingent consideration in relation to investments and acquisitions	1,278	326
Listed equity securities
Assets
Trading securities	676	668
Available-for-sale securities		1,189
Listed equity securities | Recurring basis
Assets
Trading securities	676	668
Available-for-sale securities	11,637	1,189
Listed equity securities | Recurring basis | Level 1
Assets
Trading securities	676	668
Available-for-sale securities	11,637	1,189
Financial derivatives
Assets
Trading securities	617	134
Financial derivatives | Recurring basis
Assets
Trading securities	617	134
Financial derivatives | Recurring basis | Level 2
Assets
Trading securities	617	134
Equity fund
Assets
Trading securities		201
Available-for-sale securities	236
Equity fund | Recurring basis
Assets
Trading securities		201
Available-for-sale securities	236
Equity fund | Recurring basis | Level 1
Assets
Trading securities		¥ 201
Available-for-sale securities	¥ 236